Operating Lease Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Weighted Average Discount Rate	2.87%	3.20%
Remaing Lease Period	3 years 10 months 17 days	3 years
Operating lease liabilities	$ 4,251	$ 903
Operating lease right of use asset	3,625	923
Operating Lease, Cost	$ 1,200	$ 700